Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2012 acre	Mar. 31, 2012
Business Acquisition [Line Items]
Acres of undeveloped land	2,288
Estimated future net revenues from proved reserves, discount rate	10.00%	10.00%
Collection of revenue, period	45 days	45 days
Number of segments		1
Armada Oil And Gas [Member]
Business Acquisition [Line Items]
Acres of undeveloped land	1,280
Minimum [Member]
Settlement period	30 days	30 days
Maximum [Member]
Settlement period	60 days	60 days